GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

An analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	Aerial Work Platforms	Construction	Cranes	Materials Handling & Port Solutions	Materials Processing	Total
Balance at December 31, 2009, gross	$150.7	$438.8	$201.4	$22.7	$202.3	$1,015.9
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2009, net	107.9	—	201.4	22.7	179.1	511.1
Acquisitions	—	—	2.8	—	—	2.8
Foreign exchange effect and other	(1.1)	—	(13.0)	(1.5)	(5.4)	(21.0)
Balance at December 31, 2010, gross	149.6	438.8	191.2	21.2	196.9	997.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2010, net	106.8	—	191.2	21.2	173.7	492.9
Acquisitions	6.2	—	—	821.5	1.8	829.5
Foreign exchange effect and other	(1.1)	—	(5.7)	(82.0)	(0.7)	(89.5)
Balance at December 31, 2011, gross	154.7	438.8	185.5	760.7	198.0	1,737.7
Accumulated impairment	(42.8)	(438.8)	—	—	(23.2)	(504.8)
Balance at December 31, 2011, net	$111.9	$—	$185.5	$760.7	$174.8	$1,232.9

Intangible assets, net were comprised of the following as of December 31, 2011 and 2010 (in millions):

		December 31, 2011			December 31, 2010
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	9	$67.9	$17.4	$50.5	$33.4	$10.2	$23.2
Customer Relationships	15	365.8	56.0	309.8	128.7	41.7	87.0
Land Use Rights	45	25.9	3.5	22.4	22.5	2.6	19.9
Other	6	64.5	44.5	20.0	52.5	42.2	10.3
Total definite-lived intangible assets		$524.1	$121.4	$402.7	$237.1	$96.7	$140.4

Indefinite-lived intangible assets:
Tradenames		$116.8
Total indefinite-lived intangible assets		$116.8

	For the Year Ended December 31,
(in millions)	2011	2010	2009
Aggregate Amortization Expense	$28.9	$18.3	$16.8

Estimated aggregate intangible asset amortization expense (in millions) for the next five years is as follows:

2012	$44.4
2013	$38.8
2014	$37.4
2015	$37.0
2016	$36.6